CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash Flows provided by Operating Activities:
Net (loss)/income	$ 134,000	$ (326,000)
Adjustments to reconcile net (loss)/income to net cash from operating activities:
Depreciation and amortization of deferred charges	354,000	4,896,000
Compensation cost on restricted stock awards		568,000
(Increase) / Decrease in:
Accounts receivable, trade, net of allowance for doubtful accounts	24,000	(3,441,000)
Due from a related party	(70,000)	65,000
Inventories	23,000	(148,000)
Prepaid expenses and other assets	(460,000)	(666,000)
Deferred charges	(152,000)	152,000
Increase / (Decrease) in:
Accounts payable, trade and other	263,000	18,000
Due to related parties	59,000	351,000
Accrued liabilities	312,000	842,000
Unearned revenue	228,000	146,000
Dry-dock costs		(944,000)
Net cash provided by Operating Activities	715,000	1,513,000
Cash Flows used in Investing Activities:
Payments for vessel improvements and vessel acquisitions	(42,000)	(5,094,000)
Net cash used in Investing Activities	(42,000)	(5,094,000)
Cash Flows provided by Financing Activities:
Proceeds from Spin-Off	1,000,000
Proceeds from issuance of units (comprising of common stock or prefunded warrants and warrants), issuance of common stock and warrants and exercise of warrants		16,195,000
Payments of equity issuance and financing costs		(1,835,000)
Payments of dividends on common stockholders and Class A warrant holders		(3,101,000)
Net cash provided by Financing Activities	1,000,000	10,362,000
Net increase in cash and cash equivalents	1,673,000	6,781,000
Cash and cash equivalents at beginning of the year/period	0	1,673,000
Cash and cash equivalents at end of the year/period	1,673,000	8,454,000
SUPPLEMENTAL CASH FLOW INFORMATION
Issuance of common stock and preferred stock in exchange for entities' acquisition	$ 47,084,000
Dividends on Series C Preferred Stock declared, not paid		(240,000)
Deemed dividend on Series D Preferred Stock upon redemption and issuance of common stock		(134,000)
Non cash consideration for vessel acquisition through the issuance of Series D Preferred Stock		(17,600,000)
Series C preferred stock
Cash Flows provided by Financing Activities:
Payments of dividends on Preferred Stock		(780,000)
Series D Preferred Stock
Cash Flows provided by Financing Activities:
Payments of dividends on Preferred Stock		$ (117,000)